Subsequent Events (Details) - Schedule of acquisition date fair value table text block $ in Thousands	12 Months Ended
Jul. 04, 2021 USD ($)
Schedule of acquisition date fair value table text block [Abstract]
Cash	$ 3,700
Fair value of ordinary shares issued	5,808
Total	$ 9,508